Amounts Receivable and Other Assets (Tables)	12 Months Ended
Jul. 31, 2019
Amounts Receivable And Other Assets
Disclosure of Information About Amounts Receivable and Other Assets
	July 31, 2019	July 31, 2018
Current:
Sales tax receivable	$1,098	$1,321
Prepaid insurance	7,090	6,491
Vendor credit	–	16
Total	$8,188	$7,828